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                                                              March 9, 2005





VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Ladies and Gentlemen:

Transmitted herewith via EDGAR is the Preliminary Proxy Statement of The Goodyear Tire & Rubber Company to be used in connection with its 2005 Annual Meeting of stockholders. The proxy statement contains two proposals to amend Goodyear's Code of Regulations, one to implement the annual election of directors and the other to permit the electronic delivery of meeting notices to shareholders. Please contact the undersigned at 330-796-4141 with any comments you may have with respect to this matter.

                                                     Regards,

                                                     /s/ Michael R. Peterson

                                                     Michael R. Peterson
                                                     Attorney

mrp/csh
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